Note 3 - Restatement:	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
Restatement:

Note 3 - Restatement

The financial statements have been revised to correct an error in accounting for the Company’s convertible debentures. The convertible debentures issued during the year contain a beneficial conversion feature that was not previously recognized. In accordance with the applicable GAAP, the Company calculated and recognized a beneficial conversion feature on the grant date equal to the intrinsic value of the conversion feature.

The following table represents the effects of the restated statements as of September 30, 2011, December 31, 2011 and March 31, 2012:

	Restated 9/30/2011	Original 9/30/2011	Restated 12/31/2011	Original 12/31/2011	Restated 3/31/2012	Original 3/31/2012
Sales	-	-	-	-

Loss	(737,206)	(687,014)	(996,265)	(844,074)	(645,334)	(645,334)

Common Stock	69,574	69,574	71,724	71,724	82,449	82,449

Paid in Surplus	9,107,537	8,922,577	9,387,787	9,120,227	9,919,022	9,918,702

Retained Deficit	(1,948,681)	(1,898,489)	(2,207,740)	(2,055,549)	(2,853,074)	(2,849,520)

Earnings Per Share	(0.0108)	(0.0100)	(0.0143)	(0.0121	(0.0084)	(0.0084)

Convertible Debenture	471,347	656,640	451,108	619,000	419,201	428,643

Interest Expense	53,719	3,527	121,085	7,054	167,992	167,992

Other Assets	-	34,313	-	30,787	0	0

 Note 3 - Restatement:

The financial statements have been revised to correct an error in accounting for the Company’s convertible debentures. The convertible debentures issued during the year contain a beneficial conversion feature that was not previously recognized. In accordance with the applicable GAAP, the Company calculated and recognized a beneficial conversion feature on the grant date equal to the intrinsic value of the conversion feature.

The following table represents the effects of the restated statements as of September 30, 2011 and December 31, 2011:

	Restated 9/30/2011	Original 9/30/2011	Restated 12/31/2011	Original 12/31/2011
Sales	-	-	-	-

Loss	(737,206)	(687,014)	(996,265)	(844,074)

Common Stock	69,574	69,574	71,724	71,724

Paid in Surplus	9,107,537	8,922,577	9,387,787	9,120,227

Retained Deficit	(1,948,681)	(1,898,489)	(2,207,740)	(2,055,549)

Earnings Per Share	(0.0108)	(0.0100)	(0.0143)	(0.0121

Convertible Debenture	471,347	656,640	451,108	619,000

Interest Expense	53,719	3,527	121,085	7,054

Other Assets	-	34,313	-	30,787